Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations of consolidated balance sheets held for sale
2019
Other current assets	$23
Current assets – held for sale	$23

Accounts payable	$23
Accrued liabilities	11
Current liabilities – held for sale	$34

Schedule of loss from discontinued operations in the condensed consolidated statements
2019
Revenue	$9,883
Cost of revenue	10,515
Gross (loss)	(632)
Operating expenses	1,668
Loss from discontinued operations	$(2,300)
Non-cash expenses	$452

Schedule of assets and liabilities included as part of discontinued operations
Property and equipment, net	$249
Non-current assets	$249

Accounts payable	$228
Current liabilities	$228